Segmental reporting (Tables)	18 Months Ended
Oct. 31, 2018
Segmental reporting [Abstract]
Segmental Reporting
The internal management reporting that the Executive Committee receives includes a pool of centrally managed costs, which are allocated between Micro Focus and the SUSE business based on identifiable segment specific costs with the remainder allocated based on other criteria including revenue and headcount.

		18 months ended October 31, 2018		12 months ended April 30, 2017[1]		12 months ended April 30, 2016[1]
	Note	$	’000	$	’000	$	’000
Revenue before deferred revenue haircut			4,815,460		1,084,165		1,001,483
Deferred revenue haircut			(61,062)		(6,892)		(10,250)
Segment revenue			4,754,398		1,077,273		991,233
Directly managed costs			(2,997,545)		(564,072)		(566,457)
Allocation of centrally managed costs			52,730		26,196		28,883
Total segment costs			(2,944,815)		(537,876)		(537,574)
Adjusted Operating Profit			1,809,583		539,397		453,659
Exceptional items	4		(538,156)		(97,258)		(27,853)
Share based compensation charge	35		(64,284)		(31,463)		(26,254)
Amortization of purchased intangibles	11		(830,319)		(183,284)		(152,356)
Operating profit			376,824		227,392		247,196
Net finance costs	6		(342,712)		(95,845)		(97,348)
Profit before tax			34,112		131,547		149,848

Reconciliation to Adjusted EBITDA:
Profit before tax			34,112		131,547		149,848
Finance costs	6		350,366		96,824		98,357
Finance income	6		(7,654)		(979)		(1,009)
Depreciation of property, plant and equipment	12		88,611		9,704		9,736
Amortization of intangible assets	11		903,008		206,751		187,337
Exceptional items (reported in Operating profit)	4		538,156		97,258		27,853
Share-based compensation charge	35		64,284		31,463		26,254
Product development intangible costs capitalized	11		(44,350)		(27,664)		(30,877)
Foreign exchange credit			(37,292)		(2,901)		(2,584)
Adjusted EBITDA			1,889,241		542,003		464,915

[1] The comparatives for the 12 months to April 30, 2017 and April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).